Leases (Tables)	12 Months Ended
Jul. 02, 2011
Leases
Book Value Of Capital Lease Assets

In millions	July 2, 2011	July 3, 2010

Gross book value of capital lease assets included in property	$10	$10
Net book value of capital lease assets included in property	3	3

Future Minimum Lease Payments For Capital Leases

In millions	Capital Leases	Operating Leases

2012	$1	$58
2013	1	43
2014	1	31
2015	–	25
2016	–	17
Thereafter	–	69

Total minimum lease payments	3	$243

Amounts representing interest	–

Present value of net minimum payments	3
Current portion	1

Noncurrent portion	$2

Lease Depreciation And Expense

In millions	2011	2010	2009

Depreciation of capital lease assets	$1	$2	$3
Rental expense under operating leases	77	87	92